Investments in Equity Accounted Investees - Changes in Investments in Associates and a Joint Venture Accounted for Using The Equity Method (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [Line Items]
Beginning balance	₩ 84,329	₩ 109,119
Disposals and others	(60,581)
Dividends received	(200)	(15,200)	₩ (4,461)
Equity income (loss) on investments	5,412	(3,061)	5,558
Other comprehensive income (loss)	3,234	(2,679)
Other gain (loss)	983	(3,850)
Ending balance	33,177	84,329	109,119
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates [Line Items]
Beginning balance	24,200	42,784
Dividends received		(15,200)
Equity income (loss) on investments	3,957	(1,427)
Other comprehensive income (loss)	1,322	(1,957)
Ending balance	29,479	24,200	42,784
Other associates [member]
Disclosure of associates [Line Items]
Beginning balance	60,129	66,335
Disposals and others	(60,581)
Dividends received	(200)
Equity income (loss) on investments	1,455	(1,634)
Other comprehensive income (loss)	1,912	(722)
Other gain (loss)	983	(3,850)
Ending balance	₩ 3,698	₩ 60,129	₩ 66,335